UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Texan Capital Management

Address:   520 Post Oak Boulevard, Suite 777
           Houston, Texas 77027-9479


Form 13F File Number: 028-13447


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Julia Justice Cauthorn
Title:  President and Chief Compliance Officer
Phone:  713-965-0300

Signature,  Place,  and  Date  of  Signing:

/s/ Julia Justice Cauthorn         Houston, Texas                     2/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-
---------------  ---------------------------------------------------------------


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             105

Form 13F Information Table Value Total:  $      103,216
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- ---------- -------- -----------------
                                                           VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ---------- -------- ---- ------- ----
Alcatel-Lucent                 SPONSORED ADR    013904305      477  305,862 SH       SOLE       0           0 305,862    0
Alcoa Inc                      Common           013817101      301   34,854 SH       SOLE       0           0  34,854    0
Anadarko Pete Corp             Common           032511107    2,815   36,877 SH       SOLE       0           0  36,877    0
Apache Corp                    Common           037411105    1,119   12,350 SH       SOLE       0           0  12,350    0
Apple, Inc                     Common           037833100    1,326    3,275 SH       SOLE       0           0   3,275    0
ARM HLDGS PLC                  SPONSORED ADR    042068106    1,607   58,080 SH       SOLE       0           0  58,080    0
Atlas Air Worldwide Hldgs      Com New          049164205      826   21,488 SH       SOLE       0           0  21,488    0
Atwood Oceanics Inc            Common           050095108      325    8,160 SH       SOLE       0           0   8,160    0
Baker Hughes Inc               Common           057224107      477    9,800 SH       SOLE       0           0   9,800    0
Barrick Gold Corp              Common           067901108      242    5,357 SH       SOLE       0           0   5,357    0
BB&T Corp                      Common           054937107      832   33,070 SH       SOLE       0           0  33,070    0
BHP Billiton Ltd               SPONSORED ADR    088606108    1,095   15,505 SH       SOLE       0           0  15,505    0
Blackrock Kelso Capital Corp   Common           092533108    1,465  179,510 SH       SOLE       0           0 179,510    0
BP PLC                         SPONSORED ADR    055622104      304    7,105 SH       SOLE       0           0   7,105    0
Bristol-Myers Squibb Co.       Common           110122108      370   10,500 SH       SOLE       0           0  10,500    0
Buckeye Partners LP            Unit Ltd Partn   118230101      747   11,680 SH       SOLE       0           0  11,680    0
Calpine Corp                   Common           131347304      846   51,780 SH       SOLE       0           0  51,780    0
Cameco Corp                    Common           13321L108      719   39,858 SH       SOLE       0           0  39,858    0
Cameron International Corp     Common           13342B105    1,910   38,830 SH       SOLE       0           0  38,830    0
Carrizo Oil & Co Inc           Common           144577103    1,016   38,550 SH       SOLE       0           0  38,550    0
Chevron Corp New               Common           166764100      557    5,234 SH       SOLE       0           0   5,234    0
Cisco Sys Inc                  Common           17275R102      330   18,267 SH       SOLE       0           0  18,267    0
Continental Resources Inc.     Common           212015101    1,055   15,820 SH       SOLE       0           0  15,820    0
Cooper Industries Ltd          CL A             G24182100    1,255   23,173 SH       SOLE       0           0  23,173    0
Crystallex Int'l Corp          Common           22942F101        1   12,840 SH       SOLE       0           0  12,840    0
Cyberonics Inc                 Common           23251P102      380   11,330 SH       SOLE       0           0  11,330    0
Cytokinetics                   Common           23282W100      132  138,000 SH       SOLE       0           0 138,000    0
DCP Midstream Partners LP      Common           23311P100      915   19,280 SH       SOLE       0           0  19,280    0
Deere & Co                     Common           244199105    1,975   25,534 SH       SOLE       0           0  25,534    0
Denbury Res Inc.               Com New          247916208      888   58,809 SH       SOLE       0           0  58,809    0
Devon Energy Corp New          Common           25179M103    1,893   30,530 SH       SOLE       0           0  30,530    0
Diamond Offshore Drilling Inc  Common           25271C102      899   16,270 SH       SOLE       0           0  16,270    0
Du Pont E I De Nemours & Co.   Common           263534109    1,388   30,310 SH       SOLE       0           0  30,310    0
El Paso Pipeline Partners LP   COM UNIT LP1     283702108      895   25,850 SH       SOLE       0           0  25,850    0
Ensco International Inc        Common           26874Q100    1,649   35,148 SH       SOLE       0           0  35,148    0
Enterprise Prods Partners LP   Common           293792107    3,067   66,118 SH       SOLE       0           0  66,118    0
EOG Resources                  Common           26875P101      392    3,983 SH       SOLE       0           0   3,983    0
Exxon Mobil Corp               Common           30231G102    6,926   81,719 SH       SOLE       0           0  81,719    0
Freeport-McMoRan Copper & Gold Common           35671D857      253    6,879 SH       SOLE       0           0   6,879    0
Gastar Expl Ltd                Common           367299203      114   36,000 SH       SOLE       0           0  36,000    0
General Electric Co            Common           369604103    1,261   70,389 SH       SOLE       0           0  70,389    0
GeoResources Inc.              Common           372476101      443   15,100 SH       SOLE       0           0  15,100    0
Goldcorp Inc.                  Common           380956409      419    9,475 SH       SOLE       0           0   9,475    0
Halliburton Co                 Common           406216101    1,103   31,950 SH       SOLE       0           0  31,950    0
Helmerich & Payne Inc          Common           423452101    1,005   17,220 SH       SOLE       0           0  17,220    0
Honeywell Inc.                 Common           438516106    1,268   23,324 SH       SOLE       0           0  23,324    0
Iamgold Corp                   Common           450913108    1,178   74,312 SH       SOLE       0           0  74,312    0
Int'l Business Machines        Common           459200101    1,485    8,077 SH       SOLE       0           0   8,077    0
Interpublic Group Cos Inc.     Common           460690100      777   79,900 SH       SOLE       0           0  79,900    0
JP Morgan & Chase & Co         Common           46625H100      325    9,786 SH       SOLE       0           0   9,786    0
Kansas City Southern           Common           485170302      541    7,950 SH       SOLE       0           0   7,950    0
Kinder Morgan Energy Partners  UT LTD PARTNER   494550106    1,244   14,640 SH       SOLE       0           0  14,640    0
Kinder Morgan Inc Del          Common           49456B101      714   22,200 SH       SOLE       0           0  22,200    0
Kinder Morgan Management LLC   SHS              49455U100      646    8,225 SH       SOLE       0           0   8,225    0
Lockheed Martin Corp           Common           539830109    1,352   16,717 SH       SOLE       0           0  16,717    0
Magellan Midstream Partners LP COM UNIT RP LP   559080106    1,183   17,175 SH       SOLE       0           0  17,175    0
Main Street Capital Corp       Common           56035L104    6,328  297,920 SH       SOLE       0           0 297,920    0
Microsoft Corp                 Common           594918104    1,201   46,272 SH       SOLE       0           0  46,272    0
Molycorp Inc.                  Common           608753109    1,250   52,115 SH       SOLE       0           0  52,115    0
Murphy Oil Corp                Common           626717102      669   12,000 SH       SOLE       0           0  12,000    0


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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- ---------- -------- -----------------
                                                           VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ---------- -------- ---- ------- ----
National Fuel Gas Co. N J      Common           636180101      323    5,810 SH       SOLE       0           0   5,810    0
National Oilwell Varco Inc     Common           637071101    2,647   38,933 SH       SOLE       0           0  38,933    0
Newfield Exploration           Common           651290108      213    5,655 SH       SOLE       0           0   5,655    0
Newmont Mining Corp            Common           651639106    1,252   20,867 SH       SOLE       0           0  20,867    0
Noble Corporation              Common           G65422100      903   29,896 SH       SOLE       0           0  29,896    0
Noble Energy Inc               Common           655044105      340    3,600 SH       SOLE       0           0   3,600    0
Novartis AG                    SPONSORED ADR    66987V109      816   14,267 SH       SOLE       0           0  14,267    0
Oasis Pete Inc                 Common           674215108      483   16,600 SH       SOLE       0           0  16,600    0
Occidental Pete Corp           Common           674599105      272    2,898 SH       SOLE       0           0   2,898    0
Oceaneering Int'l Inc          Common           675232102      762   16,512 SH       SOLE       0           0  16,512    0
Petroleo Brasileiro SA Petro   ADR              71654V408      713   28,684 SH       SOLE       0           0  28,684    0
Pioneer Natural Resources Co   Common           723787107    1,437   16,056 SH       SOLE       0           0  16,056    0
Plains All Amern Pipeline      Unit Ltd Partn   726503105    1,628   22,160 SH       SOLE       0           0  22,160    0
Plains Expl & Prodtn Co        Common           726505100    1,686   45,905 SH       SOLE       0           0  45,905    0
PolyMedix Inc                  Common           73174C100       18   23,300 SH       SOLE       0           0  23,300    0
Potash Corp Sask Inc           Common           73755L107    1,366   33,088 SH       SOLE       0           0  33,088    0
Powerwave Technologies Inc.    Common           739363109       42   20,240 SH       SOLE       0           0  20,240    0
Procter & Gamble Co            Common           742718109      668   10,010 SH       SOLE       0           0  10,010    0
ProShares TR                   Pshs Ult S&P 500 74347R107      222    5,500 SH       SOLE       0           0   5,500    0
QEP Res Inc                    Common           74733V100      308   10,500 SH       SOLE       0           0  10,500    0
QUALCOMM Inc                   Common           747525103    1,175   21,477 SH       SOLE       0           0  21,477    0
Raytheon Co                    Com New          755111507      743   15,358 SH       SOLE       0           0  15,358    0
Rowan Cos Inc                  Common           779382100      773   25,501 SH       SOLE       0           0  25,501    0
Royal Dutch Shell PLC          Spons ADR A      780259206      796   10,888 SH       SOLE       0           0  10,888    0
Royal Dutch Shell PLC          Spons ADR B      780259107      203    2,670 SH       SOLE       0           0   2,670    0
Sandridge Energy Inc.          Common           80007P307    1,644  201,475 SH       SOLE       0           0 201,475    0
SAP AG                         Spon ADR         803054204    1,128   21,300 SH       SOLE       0           0  21,300    0
Schlumberger Ltd               Common           806857108    1,770   25,918 SH       SOLE       0           0  25,918    0
Seaco Ltd                      Common           G79441104        7   10,468 SH       SOLE       0           0  10,468    0
Seadrill Ltd                   SHS              G7945E105    1,632   49,200 SH       SOLE       0           0  49,200    0
SM Energy Company              Common           78454L100    1,222   16,720 SH       SOLE       0           0  16,720    0
Southern Co                    Common           842587107      659   14,234 SH       SOLE       0           0  14,234    0
Spansion Inc.                  Com CL A New     84649R200      203   24,490 SH       SOLE       0           0  24,490    0
Sprint Nextel Corp             Com Ser 1        852061100      219   93,705 SH       SOLE       0           0  93,705    0
State Street Corp              Common           857477103      258    6,400 SH       SOLE       0           0   6,400    0
Superior Energy Services       Common           868157108      260    9,130 SH       SOLE       0           0   9,130    0
Toll Brothers Inc              Common           889478103    1,107   54,235 SH       SOLE       0           0  54,235    0
Transglobe Energy Corp         Common           893662106      111   14,000 SH       SOLE       0           0  14,000    0
Transocean Ltd                 Common           G90073100      720   18,749 SH       SOLE       0           0  18,749    0
United Technologies Corp       Common           913017109      658    9,003 SH       SOLE       0           0   9,003    0
Vaalco Energy Inc              Common           91851C201      767  127,000 SH       SOLE       0           0 127,000    0
Veolia Environnement SA        Spons ADR        92334N103      138   12,492 SH       SOLE       0           0  12,492    0
Weatherford International Ltd  Common           G95089101      413   28,195 SH       SOLE       0           0  28,195    0
Western Gas Partners LP        Com Unit LP IN   958254104    1,061   25,720 SH       SOLE       0           0  25,720    0
Weyerhaeuser Co                Common           962166104      658   35,234 SH       SOLE       0           0  35,234    0
Whiting Petroleum Corp New     Common           966387102      617   13,225 SH       SOLE       0           0  13,225    0


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